Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Arrive AI Inc.
Entity Central Index Key	0001818274
Entity Tax Identification Number	85-0935006
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12175 Visionary Way
Entity Address, City or Town	Fishers
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46038
City Area Code	(463)
Local Phone Number	270-0092
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	12175 Visionary Way
Entity Address, City or Town	Fishers
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46038
City Area Code	(463)
Local Phone Number	270-0092
Contact Personnel Name	Daniel S. O’Toole